Stock-Based Compensation (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Stock-Based Compensation
Schedule of the stock-based compensation

	Six Months Ended June 30,
	2020	2021*
	(Unaudited)
	(In thousands)
Cost of revenues	$2,502	$3,240
Sales and marketing	4,263	5,549
Product development	14,452	18,213
General and administrative	8,971	9,219
	$30,188	$36,221
*	Excluded non-cash stock-based compensation of $1.6 million to SINA employees charged through Amount due from SINA for the six months end June 30, 2021.

	Nine Months Ended September 30,
	2020	2021*

	(In thousands)
Cost of revenues	$3,909	$5,690
Sales and marketing	6,886	10,249
Product development	22,890	29,260
General and administrative	14,100	16,059
	$47,785	$61,258
*	Excluded non-cash stock-based compensation of $5.2 million to SINA employees charged through Amount due from SINA for the nine months end September 30, 2021.

Summary of the number of shares available for issuance

Shares Available
(In thousands)
December 31, 2020	12,495
Addition	—
Granted*	(1,098)
Cancelled/expired/forfeited	277
June 30, 2021	11,674
*	During the six months ended June 30, 2021, 1.1 million restricted share units were granted under the 2014 Plan. No options were granted for the six months ended June 30, 2021.

Shares Available
(In thousands)
December 31, 2020	12,495
Addition	—
Granted*	(4,407)
Cancelled/expired/forfeited	613
September 30, 2021	8,701
*	During the nine months ended September 30, 2021, 4.4 million restricted share units were granted under the 2014 Plan. No options were granted for the nine months ended September 30, 2021.

Summary of option activities under the Company's stock option program

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2020	551	$28.85	5.8	$6,683
Granted	—	—
Exercised	(72)	$3.50
Cancelled/expired/forfeited	(10)	32.68
June 30, 2021	469	$32.68	6.1	$9,342

Vested and expected to vest as of June 30, 2021	423	$32.68	6.1	$8,428
Exercisable as of June 30, 2021	—	$—	—	$—

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2020	551	$28.85	5.8	$6,683
Granted	—	—
Exercised	(102)	$12.11
Cancelled/expired/forfeited	(54)	$32.68
September 30, 2021	395	$32.68	5.9	$5,847

Vested and expected to vest as of September 30, 2021	359	$32.68	5.9	$5,316
Exercisable as of September 30,2021	85	$32.68	5.9	$1,263

Schedule of stock options outstanding

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)		(In thousands)		(In years)
$32.68	469	$32.68	—	$—	—

Information regarding stock options outstanding at September 30, 2021 is summarized below:

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)		(In thousands)		(In years)
$32.68	395	$32.68	85	$32.68	5.9

Performance-Based Restricted Share Units
Stock-Based Compensation
Summary of restricted share unit activities

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)
December 31, 2020	17	$36.49
Awarded	1	$47.09
Vested	(2)	$36.49
Cancelled	(15)	$36.49
June 30, 2021	1	$47.09

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)
December 31, 2020	17	$36.49
Awarded	15	$54.08
Vested	(2)	$38.78
Cancelled	(19)	$40.63
September 30, 2021	11	$54.17

Service-based restricted share units
Stock-Based Compensation
Summary of restricted share unit activities

		Weighted-
		Average
	Shares	Grant Date
	Granted	Fair Value
	(In thousands)
December 31, 2020	4,324	$41.86
Awarded	1,097	$46.06
Vested	(520)	$52.65
Cancelled	(252)	$38.98

June 30, 2021	4,649	$41.81

		Weighted-
		Average
	Shares	Grant Date
	Granted	Fair Value
	(In thousands)
December 31, 2020	4,324	$41.86
Awarded	4,392	$50.44
Vested	(1,299)	$44.28
Cancelled	(540)	$44.01

September 30, 2021	6,877	$46.72